Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	$ 68,650	$ 60,732	$ 134,270	$ 118,028
Canada
Disclosure of geographical areas [line items]
Revenue	3,450	3,438	6,860	6,528
United States
Disclosure of geographical areas [line items]
Revenue	46,183	41,634	89,586	82,294
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 19,017	$ 15,660	$ 37,824	$ 29,206